Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments

18.Commitments

In the normal course of business, the Company enters into contracts for the procurement of research and related services. These contracts are typically cancellable by the Company with notice.

In June 2023, the Company was awarded a grant of up to US$3.18 million (CA$4.22 million) to support the Company’s Phase 1b/2a clinical trial in individuals with SCI. In connection with the grant, the Company agreed to pay a percentage of the Company’s net annual sales revenue of NVG-291 or any derivative approved in SCI through the provision of an unrestricted donation to the granting entity in the amount of up to the total funds received through the agreement. Any donation that may become due under the agreement is dependent on, among other factors, the successful development and sale of a new drug, the outcome and timing of which is uncertain. As of December 31, 2025, the Company had achieved four of the five milestones in the grant and received US$2.56 million (CA$3.40 million). The grant funding received was recorded as a reduction of the related clinical and regulatory expenses, included in research and development expenses, in the period the milestone was earned.